ROBIN S. YONIS

Vice President

General Counsel

Office: (949) 219-6767

Fax: (949) 719-0804

Email: Robin.Yonis@pacificlife.com

September 21, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pacific Select Fund – Preliminary Proxy Statement on Schedule 14A

(File Nos. 033-13954 / 811-05141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Trust”), an open-end management investment company, enclosed please find a preliminary proxy statement for the Absolute Return Portfolio, which is being filed pursuant to Schedule 14A under the Securities Exchange Act of 1934, as amended. Transmitted herewith for filing via EDGAR is a preliminary proxy statement and form of proxy card for the special meeting of Shareholders of the Trust (the “Meeting”) to be held on October 28, 2016.

The Meeting is being held to act on the following proposals with respect to the Absolute Return Portfolio of the Trust, as described in the attached Proxy Statement:

1.	To approve a Plan of Liquidation providing for the liquidation and dissolution of the Absolute Return Portfolio, and

2.	To transact such other business that may properly come before the Meeting, including any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

/s/ Robin S. Yonis

Attachments